FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
14.	FAIR VALUE OF FINANCIAL INSTRUMENTS

As of March 31, 2015 and December 31, 2014, the carrying amounts of cash, receivables, accounts payable and accrued expenses approximated their estimated fair values because of the short term nature of these financial instruments.

The following table summarizes the Company’s financial instruments that are not measured at fair value on a recurring basis by a fair value hierarchy as of March 31, 2015 and December 31, 2014:

	Carrying Value at	Fair Value as of March 31, 2015, using,
	March 31, 2015	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$1,185,943	$1,185,943	$-	$-	$1,185,943
Financial Liabilities
Borrowings under line of credit	3,000,000	-	3,000,000	-	3,000,000
Notes payable - Other(1)	389,998	-	-	388,729	388,729

	Carrying Value at	Fair Value as of December 31, 2014, using,
	December 31, 2014	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$1,048,660	$1,048,660	$-	$-	$1,048,660
Financial Liabilities
Borrowings under line of credit	1,215,000	-	1,215,000	-	1,215,000
Notes payable - Other(1)	645,180	-	-	644,974	644,974

(1) Excludes note payable to the majority shareholder

Note Payable-Related Party - The CEO advanced a loan of $1,000,000 to the Company, of which $470,089 was outstanding as of March 31, 2015 and December 31, 2014. The loan bears an annual interest rate of 7.0%. The total principal and cumulative interest are due upon maturity of the loan on July 5, 2015. The fair value of related party transactions, including note payable to the CEO, cannot be determined based upon the related party nature of the transaction.

Borrowings under Revolving Line of Credit – The Company’s outstanding borrowings under the line of credit with TD Bank had a carrying value of $3,000,000 and $1,215,000 as of March 31, 2015 and December 31, 2014, respectively. The fair value of the outstanding borrowings under the line of credit with TD Bank approximated the carrying value at March 31, 2015 and December 31, 2014, respectively, as these borrowings bear interest based on prevailing variable market rates currently available. As a result, the Company categorizes these borrowings as Level 2 in the fair value hierarchy.

Notes Payable-Other – Notes payable-other consists of amounts due to Bank Direct Capital Finance, auto loans and a promissory note related to a 2013 acquisition.

The fixed interest-bearing term loan from Bank Direct Capital Finance had an aggregate carrying value of $63,399 and $156,894 as of March 31, 2015 and December 31, 2014, respectively. The fair value of this term loan was approximately $63,710 and $158,435 at March 31, 2015 and December 31, 2014, respectively, and is categorized as Level 3 in the fair value hierarchy. The fair value of the term loan was determined based on internally-developed valuations that use current interest rates in developing a present value of this term loan. The outstanding fixed interest bearing auto loans had a carrying value of $61,213 and $66,297 as of March 31, 2015 and December 31, 2014, respectively. The fair value of these auto loans was approximately $59,138 and $63,371 at March 31, 2015 and December 31, 2014, respectively, and is categorized as Level 3 in the fair value hierarchy. The fair value of the auto loans was determined based on internally-developed valuations that use the interest rate charged by TD Bank (4.25% at March 31, 2015 and December 31, 2014) in developing a present value of these notes payable.

The Company issued fixed interest-bearing note payable to the former owner of a 2013 acquisition. The aggregate carrying value of the note payable was $265,386 and $421,989 at March 31, 2015 and December 31, 2014, respectively. The fair value of the note payable was approximately $265,881 and $423,168 at March 31, 2015 and December 31, 2014, respectively, and is categorized as Level 3 in the fair value hierarchy. The fair value of the note payable related to a 2013 acquisition was determined based on internally-developed valuations that use the interest rate charged by TD Bank (4.25% at March 31, 2015 and December 31, 2014) in developing a present value of the note payable.

Contingent Consideration

The Company’s potential contingent considerations of $1,930,440 and $2,626,323 as of March 31, 2015 and December 31, 2014, respectively, related to the 2014 acquisitions are Level 3 liabilities. The fair value of the contingent consideration is primarily driven by the price of the Company’s common stock on the NASDAQ Capital Market, an estimate of revenue to be recognized by the Company from the Acquired Businesses during the first twelve months after acquisition compared to the trailing twelve months’ revenue from customers in good standing as of March 31, 2014 shown in the Company’s prospectus dated July 22, 2014, the passage of time and the associated discount rate. If revenue from an acquisition exceeds the trailing revenue shown in the Company’s prospectus, or the Company’s stock price exceeds the price on July 28, 2014, the date of the acquisitions, the consideration could exceed the original estimated contingent consideration. Discount rates are estimated by using government bond yields (0.10%).

The following table provides a reconciliation of the beginning and ending balances for the contingent consideration measured at fair value using significant unobservable inputs (Level 3):

Financial instruments measured at fair value on a recurring basis:

FairValue Measurement at Reporting Date Using Significant Unobservable Outputs, Level 3
Balance - January 1, 2015	$2,626,323
Change in fair value	(695,883)
Balance - March 31, 2015	$1,930,440

17.	FAIR VALUE OF FINANCIAL INSTRUMENTS

As of December 31, 2014 and December 31, 2013, the carrying amounts of cash, receivables, accounts payable and accrued expenses approximated their estimated fair values because of the short term nature of these financial instruments.

The following table summarizes the Company’s financial instruments that are not measured at fair value on a recurring basis by fair value hierarchy as of December 31, 2014 and December 31, 2013:

	Carrying Value at	Fair Value as of December 31, 2014, using,
	December 31, 2014	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$1,048,660	$1,048,660	$-	$-	$1,048,660
Financial Liabilities
Borrowings under line of credit	1,215,000	-	1,215,000	-	1,215,000
Notes payable - Other(1)	645,180	-	-	644,974	644,974

	Carrying Value at	Fair Value as of December 31, 2013, using,
	December 31, 2013	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$497,944	$497,944	$-	$-	$497,944
Financial Liabilities
Borrowings under line of credit	1,015,000	-	1,015,000	-	1,015,000
Notes payable - Other(1)	1,341,691	-	-	1,349,308	1,349,308
Convertible note	472,429	-	-	473,042	473,042

(1) Excludes note payable to the CEO.

Note Payable-Related Party – The CEO advanced a loan of $1,000,000 to the Company, of which $470,089 and $735,680 was outstanding as of December 31, 2014 and December 31, 2013, respectively. The loan bears an annual interest rate of 7.0%. The total principal and cumulative interest are due upon maturity of the loan on July 5, 2015. The fair value of related party transactions, including note payable to the CEO, cannot be determined based upon the related party nature of the transaction.

Borrowings under Revolving Line of Credit – The Company’s outstanding borrowings under the line of credit with TD Bank had a carrying value of $1,215,000 and $1,015,000 as of December 31, 2014 and December 31, 2013, respectively. The fair value of the outstanding borrowings under the line of credit with TD Bank approximated the carrying value at December 31, 2014 and December 31, 2013, respectively, as these borrowings bear interest based on prevailing variable market rates currently available. As a result, the Company categorizes these borrowings as Level 2 in the fair value hierarchy.

Notes Payable-Other – Notes payable-other consists of fixed rate term loans from TD Bank, Santander Bank, Bank Direct Capital Finance, auto loans and promissory notes from prior acquisitions.

The fixed interest-bearing term loans had an aggregate carrying value of $156,894 (Bank Direct Capital Finance) and $11,667 (Santander Bank) as of December 31, 2014 and December 31, 2013, respectively. Collectively, the fair value of these term loans was approximately $158,435 (Bank Direct Capital Finance) and $11,801 (Santander Bank) at December 31, 2014 and December 31, 2013, respectively, and is categorized as Level 3 in the fair value hierarchy. The fair value of the term loans was determined based on internally-developed valuations that use current interest rates in developing a present value of these term loans. The outstanding fixed interest bearing auto loans had a carrying value of $66,297 and $13,279 as of December 31, 2014 and December 31, 2013, respectively. The fair value of these auto loans was approximately $63,371 and $12,485 at December 31, 2014 and December 31, 2013, respectively, and is categorized as Level 3 in the fair value hierarchy. The fair value of the auto loans was determined based on internally-developed valuations that use current interest rates in developing a present value of these notes payable.

The Company issued fixed interest-bearing notes payable to the former owners of UPMS, GNet, MM, Metro Medical and Sonix Medical Technologies, Inc. The aggregate carrying value of these notes payable was $421,989 and $1,316,746 at December 31, 2014 and December 31, 2013, respectively. Collectively, the fair value of these notes payable was approximately $423,168 and $1,325,022 at December 31, 2014 and December 31, 2013, respectively, and is categorized as Level 3 in the fair value hierarchy. The fair value of the notes payable to the former owners of businesses acquired was determined based on internally-developed valuations that use current interest rates in developing a present value of these notes payable.

Convertible Note – The Company issued a fixed interest bearing convertible promissory note to an accredited investor on September 23, 2013. The carrying value of the convertible promissory note was $472,429 at December 31, 2013. The fair value of the convertible promissory note was approximately $473,042 at December, 31, 2013, and is categorized as Level 3 in the fair value hierarchy. The fair value was determined based on internally-developed valuations that use current interest rates in developing a present value of the convertible note. Pursuant to the terms of the note, the principal and interest outstanding thereunder automatically converted into 117,567 shares of common stock upon the closing of the IPO at a conversion price equal to 90% of the per-share issuance price of the common stock in the IPO. This conversion resulted in additional common stock and paid-in capital amounts of $118 and $587,717, respectively, at the conversion date.

There were no transfers into or out of Level 3 of the fair value hierarchy during the years ended December 31, 2014 and 2013. The following table presents the change in the estimated fair value of Company’s liability under notes payable – other, measured using significant unobservable inputs (Level 3) for the years ended December 31, 2014 and 2013:

	2014	2013
Fair value measurement at beginning of year	1,349,308	$1,038,431
Promissory notes issued during the year	565,280	1,225,000
Repayment of notes payable	(1,217,886)	(889,262)
Changes in fair values	(51,728)	(24,861)
Fair value measurement at end of year	$644,974	$1,349,308

Financial instruments measured at fair value on a recurring basis:

The automatic conversion feature for the convertible promissory note was measured at fair value on a recurring basis. The fair value of the automatic conversion feature had been estimated at $38,142 at December 31, 2013, with the decrease in value recorded in the consolidated statement of operations as other expense. The fair value of the automatic conversion feature of the promissory note was measured using Level 3 inputs based on internally-developed valuations that use current interest rates and assumptions about the timing of the Company’s IPO. At the date of the IPO, this promissory note was converted into 117,567 shares of the Company's common stock.

Contingent Consideration

The Company's potential contingent consideration of $2,626,323 as of December 31, 2014 relating to the 2014  acquisitions are Level 3 liabilities. The fair value of the liabilities determined by this analysis is primarily driven by the price of Company’s common stock on the NASDAQ Capital Market, an estimate of revenue  to be recognized by the Company from the Acquired Businesses during the first twelve months after acquisition compared to the trailing twelve months’ revenue from customers in good standing shown in the Company’s prospectus dated July 22, 2014, the passage of time and the associated discount rate. If revenue from an acquisition exceeds the trailing revenue shown in the Company’s prospectus, or the Company’s stock price exceeds the price on July 28, 2014, the date of the acquisitions, the consideration could exceed the original estimated contingent consideration. Discount rates are estimated by using the bond yields.

The following table provides a reconciliation of the beginning and ending balances for the contingent consideration measured at fair value using significant unobservable inputs (Level 3):

Fair Value Measurement
at Reporting Date Using
Significant Unobservable
Outputs, Level 3
Balance at December 31, 2013	$-
Contingent consideration from 2014 acquisitions	4,437,685
Change in fair value	(1,811,362)
Balance at December 31, 2014	$2,626,323

There was no impairment charges recorded during the years ended December 31, 2014 or 2013.